Revenue - Impact of ASC 606 on Net Revenue and Balance Sheet (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenue	$ 39,633	$ 29,762	$ 22,067	$ 17,430	$ 26,076	$ 22,104	$ 25,183	$ 19,484	$ 108,892	$ 92,847	$ 52,192
Assets
Current contract assets	50,386				29,782				50,386	29,782
Total current assets	162,777				45,212				162,777	45,212	34,302
Non-current contract assets	38,956				33,169				38,956	33,169
Total assets	294,009				79,186				294,009	79,186
Total	89,342				62,951				89,342	62,951	41,260
Calculated under Revenue Guidance in Effect before Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenue										73,616
Assets
Unbilled revenue					10,793					10,793
Total current assets											24,455
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenue										19,231
Assets
Unbilled revenue					(10,793)					(10,793)
Current contract assets					29,782					29,782
Total current assets					18,989					18,989	9,847
Non-current contract assets					33,169					33,169
Total assets					52,158					52,158
As reported
Assets
Current contract assets					29,782					29,782
Non-current contract assets					33,169					33,169
Total					62,951					62,951
Program fees
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenue									43,995	36,667	25,044
Assets
Total	5,343				5,009				5,343	5,009	3,088
Program fees | Calculated under Revenue Guidance in Effect before Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenue										36,667
Program fees | Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenue										0
Profit share
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenue									60,392	53,038	24,835
Assets
Total	$ 83,177				$ 57,367				83,177	57,367	37,734
Profit share | Calculated under Revenue Guidance in Effect before Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenue										33,807
Profit share | Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenue										19,231
Claims administration service fees
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenue									$ 4,505	3,142	$ 2,313
Claims administration service fees | Calculated under Revenue Guidance in Effect before Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenue										3,142
Claims administration service fees | Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total revenue										$ 0